Shareholders' Equity (Details)		3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	May 13, 2019 shares	Sep. 30, 2018 shares	Jun. 30, 2018 shares	Jun. 30, 2019 $ / shares shares	Jun. 30, 2018 shares	Sep. 30, 2019 item $ / shares shares	Sep. 30, 2018 shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 $ / shares shares
Shareholders' Equity
Subscribed number of shares		13,347	46,247		174,420		187,766	198,602	1,218,300
Issued and outstanding				87,749,999		87,749,999
Common Stock, Shares, Issued				305,268,497		306,050,763		217,526,425	217,327,823
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,500,000
Common Stock, Shares, Outstanding				305,268,497		306,050,763		217,526,425	217,327,823
Treasury Stock, Shares				0		0		0
Merger, Conversion Ratio	0.00757
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0		$ 0		$ 0	$ 0
Common Stock, Votes Per Share				1		1
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	52,800,000			52,800,000		52,800,000
Number of warrants exercised | item						0
Sponsor Agreement [Member]
Shareholders' Equity
Common Stock, Shares, Issued				7,000,000		7,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 20.00		$ 20.00
Minimum
Shareholders' Equity
Warrants, Beneficial Interest				4.90%		4.90%
Consecutive Trading Day Period				40 days		40 days
Maximum
Shareholders' Equity
Warrants, Beneficial Interest				9.80%		9.80%
Consecutive Trading Day Period				60 days		60 days
Churchill public shareholders
Shareholders' Equity
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	68,999,999
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 11.50		$ 11.50
Common Class A [Member]
Shareholders' Equity
Common Stock, Shares, Issued				68,999,999		68,999,999
Common Stock, Shares, Outstanding				68,999,999		68,999,999
Common Class B [Member]
Shareholders' Equity
Common Stock, Shares, Issued				18,750,000		18,750,000
Common Stock, Shares, Outstanding				18,750,000		18,750,000
Share Capital
Shareholders' Equity
Shares granted					6				66,068
Issued and outstanding								1,482,969
Management Incentive Plan
Shareholders' Equity
Vesting period				5 years		5 years		5 years